Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Schedule of Summary of Loans, by Major Class Within the Company's Loan Portfolio
A summary of loans, by major class within the Company's loan portfolio, at December 31, 2022 and 2021 is as follows:

(in thousands)	2022	2021
Commercial, financial, and agricultural (a)	$244,549	$217,214
Real estate construction − residential	32,095	27,920
Real estate construction − commercial	137,235	91,369
Real estate mortgage − residential	361,025	279,346
Real estate mortgage − commercial	722,729	663,256
Installment and other consumer	23,619	23,028
Total loans held for investment	$1,521,252	$1,302,133

(a)	Includes $0.01 million and $8.4 million SBA PPP loans, net, respectively

Schedule of Loans to Directors and Executive Officers
The following is a summary of loans to directors and executive officers or to entities in which such individuals had a beneficial interest of the Company:

(in thousands)
Balance at December 31, 2021	$2,478
New loans	10,729
Amounts collected	(3,792)
Balance at December 31, 2022	$9,415

Schedule of Summary of the Allowance for Loan Losses
The following table illustrates the changes in the allowance for loan losses by portfolio segment:

(in thousands)	Commercial, Financial, & Agricultural	Real Estate Construction - Residential	Real Estate Construction - Commercial	Real Estate Mortgage - Residential	Real Estate Mortgage - Commercial	Installment and other Consumer	Un- allocated	Total
Balance at December 31, 2019	$2,918	$64	$369	$2,118	$6,547	$381	$80	$12,477
Additions:
Provision for (release of) loan losses	2,241	85	106	568	2,838	35	(73)	5,800
Deductions:
Loans charged off	207	—	—	52	39	211	—	509
Less recoveries on loans	(169)	(64)	—	(45)	(8)	(59)	—	(345)
Net loans charged off (recoveries)	38	(64)	—	7	31	152	—	164
Balance at December 31, 2020	$5,121	$213	$475	$2,679	$9,354	$264	$7	$18,113
Additions:
(Release of) provision for loan losses	(2,431)	(89)	(362)	(365)	1,348	145	54	(1,700)
Deductions:
Loans charged off	194	—	—	22	43	229	—	488
Less recoveries on loans	(221)	(13)	(475)	(190)	(3)	(76)	—	(978)
Net loans charged off (recoveries)	(27)	(13)	(475)	(168)	40	153	—	(490)
Balance at December 31, 2021	$2,717	$137	$588	$2,482	$10,662	$256	$61	$16,903
Additions:
(Release of) provision for loan losses	97	20	265	802	(2,492)	303	105	(900)
Deductions:
Loans charged off	135	—	—	—	181	321	—	637
Less recoveries on loans	(56)	—	(22)	(45)	(11)	(88)	—	(222)
Net loans charged off (recoveries)	79	—	(22)	(45)	170	233	—	415
Balance at December 31, 2022	$2,735	$157	$875	$3,329	$8,000	$326	$166	$15,588

Schedule of Allowance for Loan Losses and Recorded Investment by Portfolio Segment
The following table illustrates the allowance for loan losses and recorded investment by portfolio segment:

(in thousands)	Commercial, Financial, and Agricultural	Real Estate Construction - Residential	Real Estate Construction - Commercial	Real Estate Mortgage - Residential	Real Estate Mortgage - Commercial	Installment and other Consumer	Un- allocated	Total
December 31, 2022
Allowance for loan losses:
Individually evaluated for impairment	$36	$—	$11	$148	$62	$1	$—	$258
Collectively evaluated for impairment	2,699	157	864	3,181	7,938	325	166	15,330
Total	$2,735	$157	$875	$3,329	$8,000	$326	$166	$15,588
Loans outstanding:
Individually evaluated for impairment	$295	$—	$87	$1,863	$18,110	$6	$—	$20,361
Collectively evaluated for impairment	244,254	32,095	137,148	359,162	704,619	23,613	—	1,500,891
Total	$244,549	$32,095	$137,235	$361,025	$722,729	$23,619	$—	$1,521,252

December 31, 2021
Allowance for loan losses:
Individually evaluated for impairment	$42	$—	$13	$166	$2,815	$8	$—	$3,044
Collectively evaluated for impairment	2,675	137	575	2,316	7,847	248	61	13,859
Total	$2,717	$137	$588	$2,482	$10,662	$256	$61	$16,903
Loans outstanding:
Individually evaluated for impairment	$341	$—	$105	$2,391	$24,357	$60	$—	$27,254
Collectively evaluated for impairment	216,873	27,920	91,264	276,955	638,899	22,968	—	1,274,879
Total	$217,214	$27,920	$91,369	$279,346	$663,256	$23,028	$—	$1,302,133

Schedule of Impaired Loans
The categories of impaired loans at December 31, 2022 and 2021 are as follows:

(in thousands)	2022	2021
Non-accrual loans	$18,700	$25,459
Performing TDRs	1,661	1,795
Total impaired loans	$20,361	$27,254
The following tables provide additional information about impaired loans at December 31, 2022 and 2021, respectively, segregated between loans for which an allowance has been provided and loans for which no allowance has been provided.

(in thousands)	Recorded Investment	Unpaid Principal Balance	Specific Reserves
December 31, 2022
With no related allowance recorded:
Real estate mortgage − commercial	$17,664	$18,975	$—
Total	$17,664	$18,975	$—
With an allowance recorded:
Commercial, financial and agricultural	$295	$330	$36
Real estate construction − commercial	87	127	11
Real estate mortgage − residential	1,863	2,080	148
Real estate mortgage − commercial	446	535	62
Installment and other consumer	6	6	1
Total	$2,697	$3,078	$258
Total impaired loans	$20,361	$22,053	$258

(in thousands)	Recorded Investment	Unpaid Principal Balance	Specific Reserves
December 31, 2021
With no related allowance recorded:
Real estate mortgage − residential	$1,034	$1,152	$—
Real estate mortgage − commercial	15,593	16,057	—
Total	$16,627	$17,209	$—
With an allowance recorded:
Commercial, financial and agricultural	$341	$374	$42
Real estate construction − commercial	105	138	13
Real estate mortgage − residential	1,357	1,730	166
Real estate mortgage − commercial	8,764	9,142	2,815
Installment and other consumer	60	61	8
Total	$10,627	$11,445	$3,044
Total impaired loans	$27,254	$28,654	$3,044
The following table presents, by class, information related to the average recorded investment and interest income recognized on impaired loans for the years ended December 31, 2022 and 2021:

	2022		2021
(in thousands)	Average Recorded Investment	Interest Recognized For the Period Ended	Average Recorded Investment	Interest Recognized For the Period Ended
With no related allowance recorded:
Commercial, financial and agricultural	$—	$—	$5,063	$35
Real estate mortgage − residential	1	1	1,142	38
Real estate mortgage − commercial	16,230	—	14,639	1
Installment and other consumer	—	—	19	—
Total	$16,231	$1	$20,863	$74
With an allowance recorded:
Commercial, financial and agricultural	$319	$10	$357	$21
Real estate construction − residential	—	—	47	—
Real estate construction − commercial	93	97	131	—
Real estate mortgage − residential	2,189	29	1,652	35
Real estate mortgage − commercial	428	1	8,974	31
Installment and other consumer	90	—	43	4
Total	$3,119	$137	$11,204	$91
Total impaired loans	$19,350	$138	$32,067	$165

Schedule of Aging Information for the Company's Past Due and Non-Accrual Loans
The following table provides aging information for the Company's past due and non-accrual loans at December 31, 2022 and 2021.

(in thousands)	Current or Less Than 30 Days Past Due	30 - 89 Days Past Due	90 Days Past Due And Still Accruing	Non-Accrual	Total
December 31, 2022
Commercial, Financial, and Agricultural	$244,392	$36	$—	$121	$244,549
Real estate construction − residential	32,095	—	—	—	32,095
Real estate construction − commercial	137,148	—	—	87	137,235
Real estate mortgage − residential	359,672	668	—	685	361,025
Real estate mortgage − commercial	704,925	3	—	17,801	722,729
Installment and Other Consumer	23,506	106	1	6	23,619
Total	$1,501,738	$813	$1	$18,700	$1,521,252
December 31, 2021
Commercial, Financial, and Agricultural	$217,058	$3	$—	$153	$217,214
Real estate construction − residential	27,920	—	—	—	27,920
Real estate construction − commercial	91,264	—	—	105	91,369
Real estate mortgage − residential	277,532	671	14	1,129	279,346
Real estate mortgage − commercial	638,982	245	—	24,029	663,256
Installment and Other Consumer	22,848	137	—	43	23,028
Total	$1,275,604	$1,056	$14	$25,459	$1,302,133

Schedule of Risk Categories by Class
The following table presents the risk categories by class at December 31, 2022 and 2021.

(in thousands)	Commercial, Financial, & Agricultural	Real Estate Construction - Residential	Real Estate Construction - Commercial	Real Estate Mortgage - Residential	Real Estate Mortgage - Commercial	Installment and other Consumer	Total
At December 31, 2022
Watch	$7,411	$—	$2,677	$5,541	$48,041	$—	$63,670
Substandard	6,894	—	686	500	3,026	—	11,106
Performing TDRs	174	—	—	1,178	309	—	1,661
Non-accrual loans	121	—	87	685	17,801	6	18,700
Total	$14,600	$—	$3,450	$7,904	$69,177	$6	$95,137
At December 31, 2021
Watch	$9,219	$—	$4,304	$12,185	$43,348	$—	$69,056
Substandard	6,284	—	2,673	750	2,305	—	12,012
Performing TDRs	188	—	—	1,262	328	17	1,795
Non-accrual loans	153	—	105	1,129	24,029	43	25,459
Total	$15,844	$—	$7,082	$15,326	$70,010	$60	$108,322